FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  November 2, 2010



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  105


Form 13F Information Table Value Total:  660,994
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
Berkshire        	Common    84990175	996	800	   Sole  None   Sole
3m Company        Common    88579Y101	1,341	15469	   Sole  None   Sole
Abbott Lab        Common    002824100	10,744205668   Sole  None   Sole
Activision        Common    00507V109	8,390	775427   Sole  None   Sole
Agilent Tech      Common    00846U101	509	15276	   Sole  None   Sole
Apollo Group      Common    037604105	7,888	153613   Sole  None   Sole
Apple Computer    Common    037833100	1,771	6240	   Sole  None   Sole
Applied Mat       Common    038222105	232	19940	   Sole  None   Sole
Asante Tech       Common    043412105	1	11055	   Sole  None   Sole
AT&T Inc.         Common    00206R102	534	18678	   Sole  None   Sole
Bankamerica Corp  Common    060505104	145	11035	   Sole  None   Sole
Baraka Petrol     Common    Q12957108	1	25000	   Sole  None   Sole
Barclays Bank     ETF	    06739H206	11947	238930   Sole  None   Sole
Baxter Int    	Common    071813109	7,993	167537   Sole  None   Sole
Beacon Power      Common    073677106	8	26550	   Sole  None   Sole
Berkshire Cl B    Common    084670207 	10,726129737   Sole  None   Sole
C S X Corp        Common    126408103	279	5047	   Sole  None   Sole
Chevron Corp.     Common    166764100	11,525142203   Sole  None   Sole
Cisco Systems Inc Common    17275R102	1,415	64626	   Sole  None   Sole
Citigroup         Common    172967101	6,318	1615923  Sole  None   Sole
Costco Co         Common    22160K105	11,563179303   Sole  None   Sole
Coventry Health   Common    222862104	1,209	56167	   Sole  None   Sole
D T E Energy Co   Common    233331107	265	5775	   Sole  None   Sole
Disney (Walt) Co. Common    254687106	9,868	298142   Sole  None   Sole
Evolution Petrol  Common    30049A107	60	10000	   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102	9,717	157267   Sole  None   Sole
General Electric  Common    369604103	19,6921211867  Sole  None   Sole
Google Inc Cl A   Common    38259P508	638	1214	   Sole  None   Sole
Hewlett-Packard   Common    428236103	3,479	82705	   Sole  None   Sole
Immunomedics Inc  Common    452907108	115	35800	   Sole  None   Sole
Infospace.Com     Common    45678T300	105	12171	   Sole  None   Sole
Intel Corp        Common    458140100	4,068	211876   Sole  None   Sole
Intl Bus. Mach.   Common    459200101	12,10790256	   Sole  None   Sole
Ipath Commodity   ETF	    06738C778	23471	555130   Sole  None   Sole
Blackrock	      ETF	    464287457	433	5136	   Sole  None   Sole
Blackrock		ETF	    464288646	23457	223307   Sole  None   Sole
Blackrock		ETF	    464288166	822	7378	   Sole  None   Sole
Blackrock		ETF	    464287226	26095	240174   Sole  None   Sole
Blackrock		ETF	    464288638	22040	203305   Sole  None   Sole
Blackrock		ETF	    464288679	1737	15753	   Sole  None   Sole
Blackrock		ETF	    464287754	1340	23196	   Sole  None   Sole
Blackrock		ETF	    464287697	11217	147164   Sole  None   Sole
Blackrock		ETF	    464287846	639	11173	   Sole  None   Sole
Blackrock		ETF	    464287465	2001	36432	   Sole  None   Sole
Blackrock		ETF	    464287234	22451	501475   Sole  None   Sole
Blackrock		ETF	    464286103	11839	498674   Sole  None   Sole
Blackrock		ETF	    464286400	13097	170202   Sole  None   Sole
Blackrock		ETF	    464286673	11626	879456   Sole  None   Sole
Blackrock		ETF	    464287655	339	5023	   Sole  None   Sole
Blackrock		ETF	    464287705	764	10741	   Sole  None   Sole
Blackrock		ETF	    464287200	3952	34521	   Sole  None   Sole
Blackrock		ETF	    464287879	323	5198	   Sole  None   Sole
Blackrock		ETF	    464287507	18634	232691   Sole  None   Sole
Blackrock		ETF	    464287549	13497	246665   Sole  None   Sole
Blackrock		ETF	    464287804	21262	359826   Sole  None   Sole
Blackrock		ETF	    464287176	20717	189962   Sole  None   Sole
Blackrock		ETF	    464288216	18010	558116   Sole  None   Sole
Blackrock		ETF	    464288356	18565	168545   Sole  None   Sole
Blackrock		ETF	    464287341	1365	40319	   Sole  None   Sole
Blackrock		ETF	    464288414	10775	100916   Sole  None   Sole
Blackrock		ETF	    464287168	407	8698	   Sole  None   Sole
Itv Plc Ord       Common    G4984A110	13	13740	   Sole  None   Sole
Johnson & Johnson Common    478160104	10654	171945   Sole  None   Sole
Location Based    Common    539573105	11	124100   Sole  None   Sole
Lockheed Martin   Common    539830109	245	3431	   Sole  None   Sole
Lsi Logic Corp    Common    502161102	64	13958	   Sole  None   Sole
Mastercard Inc    Common    57636Q104	10449	46646	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	11030	148027   Sole  None   Sole
Merck & Co Inc    Common    58933Y105	211	5730	   Sole  None   Sole
Meridian Health   Common    589990662	490	400	   Sole  None   Sole
Merrill Lynch     Common    59023V423	119	12500	   Sole  None   Sole
Microsoft Corp    Common    594918104	8983	366790   Sole  None   Sole
Monsanto Co New   Common    61166W101	7520	156906   Sole  None   Sole
Morgan Stanley    Common    61748A221	146	14900	   Sole  None   Sole
Motorola Inc      Common    620076109	195	22906	   Sole  None   Sole
Novagold Res Inc  Common    66987E206	87	10000	   Sole  None   Sole
Nvidia Corp       Common    67066G104	175	15015	   Sole  None   Sole
Oracle Systems    Common    68389X105	986	36724	   Sole  None   Sole
Pepsico Inc       Common    713448108	213	3204	   Sole  None   Sole
Philip Morris     Common    718172109	245	4381	   Sole  None   Sole
Pimco Exch Traded ETF	    72201R205	18126	346517   Sole  None   Sole
Powershares   	ETF	    73935X286	2886	129402   Sole  None   Sole
PowerShares QQQ   ETF	    73935A104	426	8676	   Sole  None   Sole
Procter & Gamble  Common    742718109	430	7163	   Sole  None   Sole
Qualcomm Inc      Common    747525103	11914	263968   Sole  None   Sole
Rydex Etf Tr S&P  ETF	    78355W817	10876	224983   Sole  None   Sole
Schwab Etfs-      ETF	    808524102	604	22076	   Sole  None   Sole
Sector Spdr       ETF	    81369Y407	12558	375890   Sole  None   Sole
Spdr Index China  ETF	    78463X400	11402	149550   Sole  None   Sole
Spdr Ser Tr Divid ETF	    78464A763	11206	223309   Sole  None   Sole
Spdr Ser Tr Oil & ETF	    78464A748	11923	401847   Sole  None   Sole
SPDR TRUST Unit   ETF	    78462F103	611	5351	   Sole  None   Sole
Streettracks Gold ETF	    78463V107	18304	143100   Sole  None   Sole
Stryker Corp      Common    863667101	9949	198790   Sole  None   Sole
Ttc Technology    Common    87304R100	1	10000	   Sole  None   Sole
Union Pacific     Common    907818108	213	2600	   Sole  None   Sole
United Sec Banc   Common    911460103	320	70558	   Sole  None   Sole
Vanguard   	      ETF	    921937835	430	5202	   Sole  None   Sole
Vanguard   		ETF	    922908736	1257	22860	   Sole  None   Sole
Vanguard   		ETF	    92204A504	1429	26202	   Sole  None   Sole
Vanguard   		ETF	    922908637	9407	180617   Sole  None   Sole
Vanguard   		ETF	    922908744	7077	145315   Sole  None   Sole
Visa              Common    92826C839	320	4309	   Sole  None   Sole
Vodafone Air. Adr Common    92857W209	10966	442001   Sole  None   Sole
Winning Brands    Common    975012105	1	100000   Sole  None   Sole